Borrowings (Details) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 28, 2020 PEN (S/)	Dec. 28, 2020 USD ($)	May 29, 2018	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2022 USD ($)	Apr. 05, 2022 USD ($)	Mar. 29, 2022 PEN (S/)	Mar. 29, 2022 USD ($)	Mar. 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 13, 2021	Apr. 30, 2021 PEN (S/)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Nov. 30, 2019 USD ($)	Jun. 11, 2018 PEN (S/)	Jun. 11, 2018 USD ($)
Borrowings (Details) [Line Items]
Borrowings, interest rate			48.80%	48.80%		48.80%
Borrowings				S/ 879,893,000	S/ 579,900,000
Borrowings, adjustment to interest rate basis				8.38%		8.38%						8.00%
Outstanding line of credit					S/ 29,500,000			S/ 28,200,000	$ 0.3		$ 7.4
Investment capital percentage			48.80%
Maturing amount																	S/ 138,000,000	$ 42.3
Annual interst rate percentage				9.97%	8.39%
Loans payable (in Nuevos Soles)				S/ 16,600,000	S/ 12.4
Accrued interest amount (in Nuevos Soles)					10,000,000										S/ 9,300,000
AENZA S.A.A. [Member]
Borrowings (Details) [Line Items]
Term loan credit agreement (in Dollars) | $							$ 120.0			$ 120.0
Total financing amount				463,800,000		$ 120.0
Principal amount (in Nuevos Soles)				458,400,000
Net deferred charge (in Nuevos Soles)				5,400,000
Ban Co De Credito Del Peru SA [Member]
Borrowings (Details) [Line Items]
Loan balance payables					165,800,000
Ban Co De Credito Del Peru SA [Member] | Medium Term Loan Credit Agreement [Member]
Borrowings (Details) [Line Items]
Term loan credit agreement (in Dollars) | $																$ 46.0
Maximum exposure limit (in Dollars) | $						$ 80.0
Additional cash transfer					143,900,000
Borrowings				S/ 126,100,000
Borrowings, adjustment to interest rate basis				50.00%		50.00%										50.00%
Loan balance payables				S/ 162,800,000		$ 42.6					41.5
Unna Energia S.A. [Member] | Medium Term Loan Credit Agreement [Member]
Borrowings (Details) [Line Items]
Loan Facilities Repaid Term				8 years
Additional cash transfer | $						$ 8.5
Borrowings				S/ 32,700,000
Técnicas reunidas [Member]
Borrowings (Details) [Line Items]
Borrowings | $		$ 23.7
Number of letter of credit		2
Banco Santander Loan [Member]
Borrowings (Details) [Line Items]
Line of credit facility, maximum amount outstanding during period	S/ 85,900,000	$ 23.7
Principal amount of loan					S/ 80,800,000						$ 20.2		S/ 70,100,000	$ 20.2
Bottom of Range [Member]
Borrowings (Details) [Line Items]
Fixed interest rates percentage				0.50%	0.90%
Debt Percentage				4.70%	3.90%
Top of Range [Member]
Borrowings (Details) [Line Items]
Fixed interest rates percentage				13.50%	11.00%
Debt Percentage				17.60%	10.00%
SOFR [Member] | AENZA S.A.A. [Member] | Second Installments [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate							6.26%
SOFR [Member] | AENZA S.A.A. [Member] | Third and Fourth Installments [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate							6.76%
SOFR [Member] | AENZA S.A.A. [Member] | Fifth Installments [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate							7.51%
SOFR [Member] | AENZA S.A.A. [Member] | Sixth Installment [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate							7.51%
Libor [Member] | Banco Santander Loan [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					8.00%						8.00%